Changes in Fair Value of Contingent Consideration Obligations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contingent Consideration Obligations [Roll Forward]
Beginning balance	$ 49,473	$ 88,037	$ 90,009	$ 82,382	$ 82,382	$ 2,000
Contingent consideration liabilities recorded for business acquisitions	1,204		3,854	5,540	5,456	81,239	2,000
Payments			(38,349)	(600)	(3,100)
Loss (gain) included in earnings	712	1,892	1,765	1,787	1,643	(1,408)
Exchange rate effects	3,096	2,353	(2,794)	3,173	3,628	551
Ending balance	$ 54,485	$ 92,282	$ 54,485	$ 92,282	$ 90,009	$ 82,382	$ 2,000